Cover		6 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001766478
Amendment Flag	false
Current Fiscal Year End Date		--12-31
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	Angel Oak Mortgage, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40495
Entity Tax Identification Number	37-1892154
Entity Address, Address Line One	3344 Peachtree Road Northeast
Entity Address, Address Line Two	Suite 1725
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	953-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	AOMR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false